RESEARCH AND DEVELOPMENT EXPENSES	6 Months Ended
Jun. 30, 2025
Research and Development Expense [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 16 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Salaries	$435,865	$336,161
Contract services and supplies	330,801	456,370
Utility	1,322	1,484
Design cost	-	6,237
Depreciation	11,962	10,630
Other	1,825	17,130
Total	$781,775	$828,013